Property and Equipment, Net	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of June 30, 2026 and 2025:

	2026	2025
Buildings and improvements	$5,607,997	$5,339,387
Motor vehicles	246,435	295,586
Office and electronic equipment	85,083	125,732
Total property and equipment, at cost	5,939,515	5,760,705
Less: accumulated depreciation	(2,076,681)	(1,538,971)
Property and equipment, net	$3,862,834	$4,221,734

The Company recorded depreciation expense of $523,236, $429,417 and $436,686 for property and equipment during the years ended June 30, 2026, 2025 and 2024, respectively. For the years ended June 30, 2026, 2025 and 2024, the Company recorded no impairment losses for property and equipment, respectively.

For the years ended June 30, 2026, 2025 and 2024, the Company purchased new property and equipment of Nil, $292,327 and Nil by cash, respectively. For the year ended June 30, 2026 the Company wrote off office and electronic equipment and machinery of $1,879 (cost of $37,588 and accumulated depreciation of $35,709) and recorded written-off loss of $1,832 included in other income (loss), net. For the year ended June 30, 2025, the Company recorded no disposal of property and equipment. For the year ended June 30, 2024, the Company wrote off office and electronic equipment and machinery of $61,042 (cost of $349,123 and accumulated depreciation of $288,081) and recorded written-off loss of $61,059 included in other income (loss), net.